Cover	Apr. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2023
Entity File Number	000-50912
Entity Registrant Name	AMERICAN INTERNATIONAL HOLDINGS CORP.
Entity Central Index Key	0001300524
Entity Tax Identification Number	90-1898207
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	205S Bailey Street
Entity Address, City or Town	Electra
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76360
City Area Code	(940)
Local Phone Number	495-2155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false